Reserves (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 shares	Jun. 30, 2023 shares
Reserves [Line Items]
Share premium	¥ 6,545,129			¥ 5,951,154			$ 896,679
Transferred out from capital and reserves | ¥				43,709		¥ 51,167
Bonus amount		$ 6,761		¥ 55,468
Newly issued shares (in Shares)	315,224,993			290,196,560			315,224,993
Number of treasury shares (in Shares)				1,237,884				2,081,399	1,237,884
Grant date fair value (in Dollars) | $			$ 21.95		$ 23
Equity settlement [member]
Reserves [Line Items]
Bonus amount	¥ 49,350	6,761
Newly issued shares (in Shares)	55,468			1,528,514			55,468
Number of treasury shares (in Shares)	2,479,348						2,479,348
PRC Subsidiaries [Member]
Reserves [Line Items]
Capital reserve	¥ 2,702,519			¥ 2,676,057			$ 370,244
Employee [Member]
Reserves [Line Items]
Share premium	40,719			¥ 55,466			$ 5,578
Bonus amount | ¥	¥ 49,350
Newly issued shares (in Shares)	2,479,348			2,766,398			2,479,348
Restricted share units [member]
Reserves [Line Items]
Capital reserve	¥ 20,924			¥ 31,503		22,105	$ 2,867
Share premium	19,333			¥ 32,593		¥ 50,957	$ 2,649
Transferred out from capital and reserves	¥ 33,998	$ 4,658